Operations of the company	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations of the company	Operations of the company
The Company is a leading producer and distributor of consumer products in cannabis, with a mission to improve lives by providing clarity around cannabis and confidence around consumption. As a vertically integrated, high-growth cannabis operator known for quality, expertise and reliability, the Company and its brands, including Curaleaf, Select and Grassroots, provide industry-leading services, product selection and accessibility across the medical and adult-use markets in the United States (“U.S.”). Internationally, the Company has a fully integrated medical cannabis business with licensed cultivation in Portugal, three pharma grade cannabis processing and manufacturing facilities in Spain, the United Kingdom (“U.K.”) and Germany, licensed medical cannabis distribution in the U.K., Germany and Switzerland. In the U.K., the Company also holds a pharmacy license and operates medical cannabis clinics in England and Scotland, enabling the supply of medical cannabis directly to the patient. Additionally, the Company supplies medical cannabis on a wholesale basis across Europe, including into Italy and Germany.
Formerly known as Lead Ventures, Inc., the Company was incorporated under the laws of British Columbia, Canada on November 13, 2014. On October 25, 2018, the Company completed a reverse takeover transaction and completed a related private placement, which closed one day prior on October 24, 2018 (collectively, the “Business Combination”). Following the Business Combination, the Company’s subordinate voting shares (“SVS”) were listed on the Canadian Securities Exchange (“CSE”) under the symbol “CURA” and quoted on the OTCQX ® Best Market under the symbol “CURLF”.
On December 14, 2023, the Company’s SVS were listed and commenced trading on the Toronto Stock Exchange (the “TSX”) under the symbol “CURA” (the “TSX Listing”). In connection with the TSX Listing, the Company's SVS were delisted from the CSE at the close of markets on December 13, 2023.
The head office of the Company is located at 420 Lexington Ave, New York, New York 10170. The Company’s registered and records office address is located at Suite 1700-666 Burrard Street, Vancouver, British Columbia, Canada.